Fair Value Measurements and Credit Concentration (Net Assets and Liabilities Measured on Recurring Basis Level 3 Significant Unobservable Inputs) (Detail) - Recurring - Level 3 - USD ($) $ in Millions				12 Months Ended
		Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Natural gas contracts
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Derivative, fair value, net	[1]	$ 42	$ 59	$ 59
Natural gas contracts | PPL Energy Supply LLC [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Derivative, fair value, net	[2]		$ 59	$ 59	$ 36
Natural gas contracts | Discounted Cash Flow | Minimum
Fair Value Inputs [Abstract]
Proprietary model used to calculate forward prices	[1],[3]	11.00%	11.00%
Natural gas contracts | Discounted Cash Flow | Minimum | PPL Energy Supply LLC [Member]
Fair Value Inputs [Abstract]
Proprietary model used to calculate forward prices	[4]			11.00%	10.00%
Natural gas contracts | Discounted Cash Flow | Maximum
Fair Value Inputs [Abstract]
Proprietary model used to calculate forward prices	[1],[3]	100.00%	100.00%
Natural gas contracts | Discounted Cash Flow | Maximum | PPL Energy Supply LLC [Member]
Fair Value Inputs [Abstract]
Proprietary model used to calculate forward prices	[4]			100.00%	100.00%
Natural gas contracts | Discounted Cash Flow | Weighted Average
Fair Value Inputs [Abstract]
Proprietary model used to calculate forward prices	[1],[3]	50.00%	52.00%
Natural gas contracts | Discounted Cash Flow | Weighted Average | PPL Energy Supply LLC [Member]
Fair Value Inputs [Abstract]
Proprietary model used to calculate forward prices	[4]			52.00%	86.00%
Power sales contracts
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Derivative, fair value, net	[5]		$ (1)	$ (1)
Power sales contracts | PPL Energy Supply LLC [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Derivative, fair value, net	[5]		$ (1)	$ (1)	$ (12)
Power sales contracts | Discounted Cash Flow | Minimum
Fair Value Inputs [Abstract]
Proprietary model used to calculate forward prices	[3],[5]		10.00%
Power sales contracts | Discounted Cash Flow | Minimum | PPL Energy Supply LLC [Member]
Fair Value Inputs [Abstract]
Proprietary model used to calculate forward prices	[4]			9.10%	100.00%
Power sales contracts | Discounted Cash Flow | Maximum
Fair Value Inputs [Abstract]
Proprietary model used to calculate forward prices	[3],[5]		100.00%
Power sales contracts | Discounted Cash Flow | Maximum | PPL Energy Supply LLC [Member]
Fair Value Inputs [Abstract]
Proprietary model used to calculate forward prices	[4]			100.00%	100.00%
Power sales contracts | Discounted Cash Flow | Weighted Average
Fair Value Inputs [Abstract]
Proprietary model used to calculate forward prices	[3],[5]		59.00%
Power sales contracts | Discounted Cash Flow | Weighted Average | PPL Energy Supply LLC [Member]
Fair Value Inputs [Abstract]
Proprietary model used to calculate forward prices	[4]			59.00%	100.00%
FTR purchase contracts
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Derivative, fair value, net	[6]	$ (1)	$ 3	$ 3
FTR purchase contracts | PPL Energy Supply LLC [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Derivative, fair value, net	[6]		$ 3	$ 3
FTR purchase contracts | Discounted Cash Flow | Minimum
Fair Value Inputs [Abstract]
Historical settled prices used to model forward prices	[3],[6]	100.00%	100.00%
FTR purchase contracts | Discounted Cash Flow | Minimum | PPL Energy Supply LLC [Member]
Fair Value Inputs [Abstract]
Historical settled prices used to model forward prices	[4]			100.00%
FTR purchase contracts | Discounted Cash Flow | Maximum
Fair Value Inputs [Abstract]
Historical settled prices used to model forward prices	[3],[6]	100.00%	100.00%
FTR purchase contracts | Discounted Cash Flow | Maximum | PPL Energy Supply LLC [Member]
Fair Value Inputs [Abstract]
Historical settled prices used to model forward prices	[4]			100.00%
FTR purchase contracts | Discounted Cash Flow | Weighted Average
Fair Value Inputs [Abstract]
Historical settled prices used to model forward prices	[3],[6]	100.00%	100.00%
FTR purchase contracts | Discounted Cash Flow | Weighted Average | PPL Energy Supply LLC [Member]
Fair Value Inputs [Abstract]
Historical settled prices used to model forward prices	[4]			100.00%
Heat rate call options
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Derivative, fair value, net	[7]	$ (28)	$ 50	$ 50
Heat rate call options | PPL Energy Supply LLC [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Derivative, fair value, net	[8]		$ 50	$ 50
Heat rate call options | Discounted Cash Flow | Minimum
Fair Value Inputs [Abstract]
Proprietary model used to calculate forward prices	[3],[7]	100.00%	23.00%
Heat rate call options | Discounted Cash Flow | Minimum | PPL Energy Supply LLC [Member]
Fair Value Inputs [Abstract]
Proprietary model used to calculate forward prices	[4]			23.00%
Heat rate call options | Discounted Cash Flow | Maximum
Fair Value Inputs [Abstract]
Proprietary model used to calculate forward prices	[3],[7]	100.00%	51.00%
Heat rate call options | Discounted Cash Flow | Maximum | PPL Energy Supply LLC [Member]
Fair Value Inputs [Abstract]
Proprietary model used to calculate forward prices	[4]			51.00%
Heat rate call options | Discounted Cash Flow | Weighted Average
Fair Value Inputs [Abstract]
Proprietary model used to calculate forward prices	[3],[7]	100.00%	45.00%
Heat rate call options | Discounted Cash Flow | Weighted Average | PPL Energy Supply LLC [Member]
Fair Value Inputs [Abstract]
Proprietary model used to calculate forward prices	[4]			45.00%
CRRs
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Derivative, fair value, net	[9]	$ (3)
CRRs | Discounted Cash Flow | Minimum
Fair Value Inputs [Abstract]
Proprietary model used to calculate forward prices	[3],[9]	100.00%
CRRs | Discounted Cash Flow | Maximum
Fair Value Inputs [Abstract]
Proprietary model used to calculate forward prices	[3],[9]	100.00%
CRRs | Discounted Cash Flow | Weighted Average
Fair Value Inputs [Abstract]
Proprietary model used to calculate forward prices	[3],[9]	100.00%
Auction Rate Securities
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair value of net asset and (liability)	[10]	$ 7	$ 8	$ 8
Auction Rate Securities | PPL Energy Supply LLC [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair value of net asset and (liability)	[11]		$ 8	$ 8	$ 16
Auction Rate Securities | Discounted Cash Flow | Minimum
Fair Value Inputs [Abstract]
Modeled from SIFMA Index	[3],[10]	53.00%	51.00%
Auction Rate Securities | Discounted Cash Flow | Minimum | PPL Energy Supply LLC [Member]
Fair Value Inputs [Abstract]
Modeled from SIFMA Index	[4]			51.00%	10.00%
Auction Rate Securities | Discounted Cash Flow | Maximum
Fair Value Inputs [Abstract]
Modeled from SIFMA Index	[3],[10]	71.00%	69.00%
Auction Rate Securities | Discounted Cash Flow | Maximum | PPL Energy Supply LLC [Member]
Fair Value Inputs [Abstract]
Modeled from SIFMA Index	[4]			69.00%	80.00%
Auction Rate Securities | Discounted Cash Flow | Weighted Average
Fair Value Inputs [Abstract]
Modeled from SIFMA Index	[3],[10]	59.00%	63.00%
Auction Rate Securities | Discounted Cash Flow | Weighted Average | PPL Energy Supply LLC [Member]
Fair Value Inputs [Abstract]
Modeled from SIFMA Index	[4]			63.00%	63.00%

[1]	As the forward price of natural gas increases/(decreases), the fair value of purchase contracts increases/(decreases). As the forward price of natural gas increases/(decreases), the fair value of sales contracts (decreases)/increases.
[2]	As the forward price of natural gas increases/(decreases), the fair value of purchase contracts increases/ (decreases). As the forward price of natural gas increases/(decreases), the fair value of sales contracts (decreases)/increases.
[3]	The range and weighted average represent the percentage of fair value derived from the unobservable inputs.
[4]	For energy commodities and auction rate securities, the range and weighted average represent the percentage of fair value derived from the unobservable inputs.
[5]	As forward market prices increase/(decrease), the fair value of contracts (decreases)/increases. As volumetric assumptions for contracts in a gain position increase/(decrease), the fair value of contracts increases/(decreases). As volumetric assumptions for contracts in a loss position increase/(decrease), the fair value of the contracts (decreases)/increases.
[6]	As the forward implied spread increases/(decreases), the fair value of the contracts increases/(decreases).
[7]	The proprietary model used to calculate fair value incorporates market heat rates, correlations and volatilities. As the market implied heat rate increases/(decreases), the fair value of purchased calls increases/(decreases). As the market implied heat rate increases/(decreases), the fair value of sold calls (decreases)/increases.
[8]	The proprietary model used to calculate fair value incorporates market heat rates, correlations and volatilities. As the market implied heat rate increases/(decreases), the fair value of the contracts increases/ (decreases).
[9]	(g) As the forward implied spread increases/(decreases), the fair value of the contracts increases/(decreases).
[10]	The model used to calculate fair value incorporates an assumption that the auctions will continue to fail. As the modeled forward rates of the SIFMA Index increase/(decrease), the fair value of the securities increases/(decreases).
[11]	The model used to calculate fair value incorporates an assumption that the auctions will continue to fail. As the modeled forward rates of the SIFMA Index increase/(decrease), the fair value of the securities increases/ (decreases).